FAIR VALUE MEASUREMENTS - Schedule of Fair Value of Financial Assets and Financial Liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
FAIR VALUE MEASUREMENTS
Fair value debt	$ 38,412,801	$ 25,863,601
Recurring [Member]
FAIR VALUE MEASUREMENTS
Total assets	41,226,358	2,585,100
Total liabilities	47,671,252	29,564,682	$ 166,515
Fair value debt	38,433,921
Level 1 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total assets	11,652,441
Level 3 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total assets	29,573,917	2,585,100
Total liabilities	47,671,252	29,564,682	166,515
Fair value debt	38,433,921
Convertible Notes Receivable [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total assets		2,585,100
Convertible Notes Receivable [Member] | Level 3 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total assets		2,585,100
Junior Note Warrants [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Junior Note Warrants	66,992	44,241	128,615
Junior Note Warrants [Member] | Level 3 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Junior Note Warrants	66,992	44,241	128,615
Notes Payable - Fair Value Option [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total liabilities		25,960,206
Notes Payable - Fair Value Option [Member] | Level 3 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total liabilities		25,960,206
Standby Equity Purchase Agreement [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total liabilities	2,994,500	3,201,500
Standby Equity Purchase Agreement [Member] | Level 3 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total liabilities	2,994,500	3,201,500
Claims Settlement Liability [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total liabilities		5,575
Claims Settlement Liability [Member] | Level 3 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total liabilities		5,575
2025 Offering Common Stock Warrants [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total liabilities	93,610	353,160
2025 Offering Common Stock Warrants [Member] | Level 3 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total liabilities	93,610	353,160
Convertible Note Derivative Liability [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total liabilities			37,900
Convertible Note Derivative Liability [Member] | Level 3 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total liabilities			$ 37,900
February 2026 Offering Common Warrants [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total liabilities	5,080,540
February 2026 Offering Common Warrants [Member] | Level 3 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total liabilities	5,080,540
SYME Convertible Note Receivable (Related Party) [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total assets	2,366,100	2,585,100
SYME Convertible Note Receivable (Related Party) [Member] | Level 3 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total assets	2,366,100	$ 2,585,100
Tekne Convertible Note Receivable [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total assets	20,547,999
Tekne Convertible Note Receivable [Member] | Level 3 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total assets	20,547,999
H&K Investment [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total assets	11,652,441
H&K Investment [Member] | Level 1 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total assets	11,652,441
Tekne Investment [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total assets	1,012,000
Tekne Investment [Member] | Level 3 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total assets	1,012,000
SYME Bonds (Related Party) [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total assets	5,647,818
SYME Bonds (Related Party) [Member] | Level 3 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total assets	5,647,818
February 2026 Offering Pre-Funded Warrants [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total liabilities	376,198
February 2026 Offering Pre-Funded Warrants [Member] | Level 3 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total liabilities	376,198
Contingent Consideration [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total liabilities	625,491
Contingent Consideration [Member] | Level 3 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Total liabilities	$ 625,491